Stock-based Compensation Stock Based Compensation Parenthetical Table (Details)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Monte Carlo [Member]
Fair Value Assumptions
Range Of Risk Free Interest Rates Minimum	0.28%
Range Of Risk Free Interest Rates Maximum	0.35%
Range Of Expected Volatility Minimum	24.00%
Range Of Expected Volatility Maximum	25.00%
Range of TSR Minimum	7.30%
Range of Initial TSR Maximum	13.10%
Black-Scholes [Domain]
Fair Value Assumptions
Range Of Risk Free Interest Rates Minimum	0.94%	1.28%	1.91%
Range Of Risk Free Interest Rates Maximum	1.03%	1.38%	2.66%
Range Of Expected Volatility Minimum	29.70%	28.10%	27.30%
Range Of Expected Volatility Maximum	30.00%	28.30%	30.00%